Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from investing activities
Acquisition of property, plant, and equipment by financing	R$ 138,834	R$ 19,818	R$ 32,491
Balance payable for acquisition of investment	(330,309)	185,412	77,072
Net cash used in investing activities	(191,475)	205,230	109,563
Cash flow from financing activities
Operational lease	32,590	22,851	526
Accumulated translation adjustment	(92,593)	16,624	8,755
Participation of non-controlling	(26,381)	(18,623)	5,289
Proposed Dividends	(38,355)	(31,155)
Capital increase with AFAC		176,000
Capital increase with investment receipt		49,021
Net cash generated from financing activities	R$ (124,739)	R$ 214,718	R$ 14,570